Fair Values (Derivatives) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Assets
Total assets	$ 87	$ 167
Liabilities
Total liabilities	370	365
Fair Value, Measurements, Recurring
Assets
Total assets	87	167
Liabilities
Total liabilities	370	365
Net assets (liabilities)	(283)	(198)
Fair Value, Measurements, Recurring | Regulatory deferral
Assets
Total assets	28	104
Liabilities
Total liabilities	78	6
Fair Value, Measurements, Recurring | Regulatory deferral | Power
Assets
Total assets	23	2
Liabilities
Total liabilities	36	1
Fair Value, Measurements, Recurring | Regulatory deferral | Coal
Assets
Total assets	0	70
Liabilities
Total liabilities	31	1
Fair Value, Measurements, Recurring | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	1	1
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Regulatory deferral | Natural gas
Assets
Total assets	2	2
Liabilities
Total liabilities	5	3
Fair Value, Measurements, Recurring | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	2	29
Liabilities
Total liabilities	6
Fair Value, Measurements, Recurring | Not Designated as Hedging Instrument
Assets
Total assets	1	1
Fair Value, Measurements, Recurring | Not Designated as Hedging Instrument | Interest rate swaps
Assets
Total assets	1	1
Fair Value, Measurements, Recurring | HFT derivatives
Assets
Total assets	58	62
Liabilities
Total liabilities	291	354
Fair Value, Measurements, Recurring | HFT derivatives | Power
Assets
Total assets	5	7
Liabilities
Total liabilities	7	21
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts | Natural gas
Assets
Total assets	53	55
Liabilities
Total liabilities	284	333
Fair Value, Measurements, Recurring | HFT derivatives | Interest rate swaps | Power
Assets
Total assets	5
Fair Value, Measurements, Recurring | Level 1
Assets
Total assets	18	5
Liabilities
Total liabilities	46	18
Net assets (liabilities)	(28)	(13)
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral
Assets
Total assets	23	2
Liabilities
Total liabilities	39	4	$ 18
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Power
Assets
Total assets	23	2
Liabilities
Total liabilities	36	1
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Coal
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	0	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Natural gas
Assets
Total assets	0	0
Liabilities
Total liabilities	3	3
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 1 | Not Designated as Hedging Instrument
Assets
Total assets	1	0
Fair Value, Measurements, Recurring | Level 1 | Not Designated as Hedging Instrument | Interest rate swaps
Assets
Total assets	1	0
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives
Assets
Total assets	(6)	3
Liabilities
Total liabilities	7	14
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Power
Assets
Total assets	1	2
Liabilities
Total liabilities		14
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts | Natural gas
Assets
Total assets	(7)	1
Liabilities
Total liabilities	2	0
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Interest rate swaps | Power
Assets
Total assets	1
Fair Value, Measurements, Recurring | Level 2
Assets
Total assets	54	141
Liabilities
Total liabilities	75	41
Net assets (liabilities)	(21)	100
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral
Assets
Total assets	5	102
Liabilities
Total liabilities	39	2
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Power
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Coal
Assets
Total assets	0	70
Liabilities
Total liabilities	31	1
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	1	1
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Natural gas
Assets
Total assets	2	2
Liabilities
Total liabilities	2	0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	2	29
Liabilities
Total liabilities	6
Fair Value, Measurements, Recurring | Level 2 | Not Designated as Hedging Instrument
Assets
Total assets	0	1
Fair Value, Measurements, Recurring | Level 2 | Not Designated as Hedging Instrument | Interest rate swaps
Assets
Total assets	0	1
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives
Assets
Total assets	49	38
Liabilities
Total liabilities	35	34
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Power
Assets
Total assets	3	2
Liabilities
Total liabilities		6
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts | Natural gas
Assets
Total assets	46	36
Liabilities
Total liabilities	33	28
Fair Value, Measurements, Recurring | Level 3
Assets
Total assets	15	21
Liabilities
Total liabilities	249	306
Net assets (liabilities)	(234)	(285)
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Power
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Coal
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	0	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Natural gas
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	0	0
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring | Level 3 | Not Designated as Hedging Instrument
Assets
Total assets	0	0
Fair Value, Measurements, Recurring | Level 3 | Not Designated as Hedging Instrument | Interest rate swaps
Assets
Total assets	0	0
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives
Assets
Total assets	15	21
Liabilities
Total liabilities	249	306
Net assets (liabilities)	(234)	(285)
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Power
Assets
Total assets	1	3
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas
Assets
Total assets	9	8
Liabilities
Total liabilities	228	286
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Energy Related derivative | Natural gas
Assets
Total assets	5	10
Liabilities
Total liabilities	21	19
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts | Natural gas
Assets
Total assets	14	18
Liabilities
Total liabilities	$ 249	$ 305